LOSSES/GAINS ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET - SCHEDULE OF OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	$ (24,502)	$ 12,702	$ (38,469)	$ 22,937
Amortization of debt guarantee	530	0	1,069	0
Foreign exchange gain (loss)			(600)	408
Financing arrangement fees and other costs	(133)	(355)	(245)	(566)
Other financial items, net	746	73	216	(571)
(Losses)/gains on derivatives and Other financial items, net	(23,756)	12,775	(38,253)	22,366
Capital lease obligation and related Restricted Cash
Component of Other Income (Expense), Nonoperating [Line Items]
Foreign exchange gain (loss)	207	670	(600)	518
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	(26,492)	7,829	(42,976)	18,522
Earn Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	0	4,500	0	4,500
Net Interest Income (Expense) within Derivative Financial Instruments | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	1,990	373	4,507	(85)
Other Non-Operating Expense
Component of Other Income (Expense), Nonoperating [Line Items]
Foreign exchange gain (loss)	$ 142	$ (242)	$ (8)	$ (523)